ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Current Assets
Cash and cash equivalents	¥ 3,245	$ 489	¥ 3,575	$ 8,213	¥ 66,025	¥ 46,268
Restricted Cash	0	0	21,181
Due from related party	55,940	8,429	0
Advances to suppliers	5,298	798	4,585
Inventories	1,223	184	624
Other current assets	1,326	200	1,689
Current assets of discontinued operations	22,027	3,319	446,449
Total current assets	89,059	13,419	478,103
Land use rights, net	13,851	2,087	14,399
Plant and equipment, net	144,832	21,822	152,059
Acquired intangible assets, net	15,739	2,371	21,892
Other assets	4,196	632	1,683
Non-current assets of discontinued operations	37,742	5,687	193,769
Total assets	324,140	48,839	880,626
Current liabilities
Short-term borrowings	15,000	2,260	105,000
Current portion of long-term borrowings	35,504	5,349	27,057
Accounts payable	1,454	219	1,290
Due to related parties	11,592	1,747	12,601
Other payables and accrued expenses	31,178	4,698	39,395
Current liabilities of discontinued operations	31,041	4,677	429,159
Total current liabilities	134,104	20,206	614,502
Long-term borrowings	56,769	8,553	20,000
Other long-term liability	20,468	3,084	19,427
Non-current liabilities of discontinued operations	0	0	8,080
Total liabilities	211,341	31,843	662,009
Variable Interest Entity [Member]
Current Assets
Cash and cash equivalents	2,848	433	2,920
Due from related party	33,300	5,017	0
Advances to suppliers	5,293	798	4,107
Inventories	19,911	3,000	579
Other current assets	1,306	197	1,667
Current assets of discontinued operations	22,027	3,315	446,449
Total current assets	84,685	12,760	476,903
Land use rights, net	13,851	2,087	14,399
Plant and equipment, net	144,798	21,817	151,997
Equity investments	18,721	2,821	18,721
Acquired intangible assets, net	8,585	1,294	13,923
Other assets	4,196	632	1,683
Non-current assets of discontinued operations	37,742	5,687	193,769
Total assets	312,578	47,098	871,395
Current liabilities
Short-term borrowings	15,000	2,260	105,000
Current portion of long-term borrowings	35,504	5,349	7,023
Accounts payable	1,451	219	1,287
Due to related parties	10,000	1,507	12,602
Other payables and accrued expenses	30,454	4,589	39,221
Current liabilities of discontinued operations	31,041	4,677	428,780
Total current liabilities	123,450	18,601	593,913
Long-term borrowings	56,769	8,554	20,000
Other long-term liability	20,468	3,084	19,426
Non-current liabilities of discontinued operations	0	0	8,080
Total liabilities	¥ 200,687	$ 30,239	¥ 641,419